Basis of Preparation and Summary of Significant accounting Policies - Summary of Detailed Information About Notional/Gross Outstanding Amounts (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Detailed Information About Notional Gross Outstanding Amounts [line items]
Notional amount	$ 7,319,605
Hedging instrument [member]
Disclosure Of Detailed Information About Notional Gross Outstanding Amounts [line items]
Notional amount	382,641	$ 371,296
CDOR [Member] | Maturing Beyond June 28, 2024 [Member]
Disclosure Of Detailed Information About Notional Gross Outstanding Amounts [line items]
Total undrawn Loan Commitments	37,800	24,700
CDOR [Member] | Maturing Beyond June 28, 2024 [Member] | Hedging instrument [member]
Disclosure Of Detailed Information About Notional Gross Outstanding Amounts [line items]
Notional amount	$ 104,200	$ 151,900